Performance Management - LK Balanced Fund	Oct. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31,
2025. Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices (the S&P 500® Index and Bloomberg U.S.
Aggregate Bond Index) and an additional more specialized index. Updated performance information is available at https://lkfunds.com/ or by calling the Fund toll-free at 855-698-1378. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Simultaneous with the commencement of the Fund’s operations on July 1, 2012, the L/K Limited
Partnership #1, a limited partnership managed by the Adviser on a fully discretionary basis (the
“Predecessor Partnership”) converted into the Fund by terminating and distributing its assets (after the payment of all remaining liabilities and obligations and the establishment of any reserves) to its partners in proportion to the partnership interests of the partners. Some or all of the partners then contributed the received partnership assets to the Fund in return for 80% or more of the ownership interests in the Fund. The Predecessor Partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion was managed by the same team of portfolio managers as the Fund. The Fund’s performance for periods before July 1, 2012 is that of the Predecessor Partnership and includes gains or losses, the reinvestment of all dividends and interest, and reflects the deduction of fees and expenses, including management fees, audit expenses, and brokerage commissions.  If the Predecessor
Partnership’s performance was adjusted to reflect the first year expenses of the Fund (commencing
July 1, 2012), the Fund’s performance for all periods would have been lower. The financial statements of the Predecessor Partnership were audited for all years that the Predecessor Partnership has been in existence (since December 31, 1986). The performance returns of the Predecessor Partnership are unaudited and were calculated by the Adviser on a total return basis.  The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance. The performance shown should not be considered indicative of the Fund’s future performance. Beginning July 1, 2012, the Fund’s performance is calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor
Partnership.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2025.
Performance Additional Market Index [Text]	The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices (the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index) and an additional more specialized index.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
Q 4 2020 14.85%	Q 1 2020 -20.13%
Year-to-Date as of September 30, 2026
8.11%

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	8.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.85%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	https://lkfunds.com/
Performance Availability Phone [Text]	855-698-1378